SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding Balance	335,000	524,000	524,000	668,000
Weighted Average Exercise Price per Share, Outstanding balance	$ 0.62	$ 0.44	$ 0.44	$ 0.71
Number of Options, Granted
Exercise Price per Share, Granted
Weighted Average Exercise Price per Share, Granted				$ 0.20
Number of Options, Exercised
Weighted Average Exercise Price per Share, Exercised
Number of Options, Options forfeited/cancelled	(335,000)	(144,000)	(189,000)	(144,000)
Weighted Average Exercise Price per Share, Options forfeited/cancelled	$ 0.62	$ 0.11	$ 0.09	$ 0.81
Number of Options, Outstanding Balance		380,000	335,000	524,000
Exercise Price per Share, Outstanding Balance
Weighted Average Exercise Price per Share, Outstanding balance		$ 0.48	$ 0.62	$ 0.44
Exercise Price per Share, Exercised
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per Share, Outstanding Balance	$ 0.001	$ 0.001	0.001	$ 0.001
Exercise Price per Share, Granted				0.001
Exercise Price per Share, Options forfeited/cancelled	0.001	0.001	0.001	$ 0.31
Exercise Price per Share, Outstanding Balance		0.001	0.001	0.001
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price per Share, Outstanding Balance	0.95	0.95	0.95	$ 1.21
Exercise Price per Share, Granted				0.20
Exercise Price per Share, Options forfeited/cancelled	$ 0.95	0.32	0.32	$ 1.21
Exercise Price per Share, Outstanding Balance		$ 0.95	$ 0.95	$ 0.95